Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) - Dec. 31, 2016 - Licensed copyrights of video contents ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitment And Contingencies [Line Items]
2017	$ 862,835	¥ 5,990,656
2018	214,495	1,489,234
2019	28,856	200,348
2020	28,333	196,718
2021	23,682	164,425
Thereafter	141,047	979,291
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 1,299,248	¥ 9,020,672